SCHEDULE OF CREDIT PERIOD FOR CUSTOMERS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gross trade receivables	$ 3,015,429	$ 1,638,529	$ 4,963,636
Less: Allowance for credit losses	(893,848)	(167,177)
Trade receivables, net	2,121,581	1,471,352
Not past due [member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	2,366	136,006
Current [member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	$ 3,013,063	$ 1,502,523